General information (Details) $ / shares in Units, € in Millions, $ in Millions					12 Months Ended
	Sep. 07, 2021 shares	Aug. 04, 2021 USD ($) $ / shares shares	Apr. 01, 2021 USD ($) shares	Mar. 12, 2021 USD ($) issuer	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021	Dec. 31, 2021 facility	Dec. 31, 2021 employee	Sep. 29, 2021 USD ($)	Aug. 06, 2021 USD ($)	Mar. 12, 2021 EUR (€)
Disclosure of transactions between related parties [line items]
Number of affiliate co-Issuers of Senior Secured Notes | issuer				2
Borrowings					$ 2,887	$ 2,835
Cash transferred					2,315
Equity interests of acquirer					4,988
Number of production facilities operated | facility									24
Number of employees						4,875	4,656	5,761		5,800
Revenue from contracts with customers					4,055	$ 3,451	$ 3,344
Services received, related party transactions					33
AGSA
Disclosure of transactions between related parties [line items]
Conversion of stock, shares converted | shares	2.5
Conversion of stock, shares converted, percentage	84.00%
Percentage of public float by parent	25.00%
AGSA | AMPSA
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	75.00%	82.00%
2022
Disclosure of transactions between related parties [line items]
Services to be received, related party transactions					38
2023
Disclosure of transactions between related parties [line items]
Services to be received, related party transactions					39
2023
Disclosure of transactions between related parties [line items]
Services to be received, related party transactions					$ 39
AMPSA | AGSA
Disclosure of transactions between related parties [line items]
Cash transferred		$ 2,315
Equity interests of acquirer		$ 1,000
AMPSA | AGSA | Maximum
Disclosure of transactions between related parties [line items]
Number of additional shares which can be received upon achievement of certain stock price hurdles performance measures | shares		60,730,000
Private placement
Disclosure of transactions between related parties [line items]
Number of shares issued | shares					118,326,847
Private placement | Pipe investors
Disclosure of transactions between related parties [line items]
Number of shares issued | shares		9,500,000
Aggregate purchase price		$ 695			$ 695
Purchase price per share | $ / shares		$ 10
Private placement | Spac shareholders and sponsors
Disclosure of transactions between related parties [line items]
Aggregate purchase price					259
2.000% Senior Secured Notes due 2028
Disclosure of transactions between related parties [line items]
Stated interest rate				2.00%				2.00%					2.00%
3.250% Senior Secured Notes due 2028
Disclosure of transactions between related parties [line items]
Stated interest rate				3.25%				3.25%					3.25%
3.000% Senior Secured Notes due 2029
Disclosure of transactions between related parties [line items]
Stated interest rate				3.00%				3.00%					3.00%
4.000% Senior Secured Notes due 2029
Disclosure of transactions between related parties [line items]
Stated interest rate				4.00%				4.00%					4.00%
AMP Promissory Note
Disclosure of transactions between related parties [line items]
Borrowings			$ 1,085		1,042
Global Asset Based Loan Facility
Disclosure of transactions between related parties [line items]
Maximum amount drawable					$ 325						$ 325	$ 300
Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Borrowings				$ 2,800
Entities with joint control or significant influence over entity | 2.000% Senior Secured Notes due 2028
Disclosure of transactions between related parties [line items]
Borrowings | €													€ 450
Stated interest rate				2.00%									2.00%
Entities with joint control or significant influence over entity | 3.250% Senior Secured Notes due 2028
Disclosure of transactions between related parties [line items]
Borrowings				$ 600
Stated interest rate				3.25%									3.25%
Entities with joint control or significant influence over entity | 3.000% Senior Secured Notes due 2029
Disclosure of transactions between related parties [line items]
Borrowings | €													€ 500
Stated interest rate				3.00%									3.00%
Entities with joint control or significant influence over entity | 4.000% Senior Secured Notes due 2029
Disclosure of transactions between related parties [line items]
Borrowings				$ 1,050
Stated interest rate				4.00%									4.00%
AGSA
Disclosure of transactions between related parties [line items]
Number of shares issued | shares			484,956,250
Aggregate purchase price			$ 4,988